Organization and Summary of Significant Accounting and Reporting Policies - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 07, 2014	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2012
Initial Public Offering (IPO)
Shares issued in IPO	5,390,625
Share price (in dollars per share)	$ 15
Total proceeds received, net of offering costs	$ 72,500
Green Bancorp, Inc.
Initial Public Offering (IPO)
Total proceeds received, net of offering costs			$ 72,591	$ 24,734
Common | IPO
Initial Public Offering (IPO)
Shares issued in IPO		5,400,000
Total proceeds received, net of offering costs		$ 72,500